Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Equity
6.	Equity

Common stock through the date of the Share Exchange consisted of the common stock of SPI. The amounts presented for periods prior to the Share Exchange were denominated in CHF and have been translated from CHF to USD using the exchange rates in effect on the date of each issuance. For all of 2011, SPI had 26,822,215 common shares issued and outstanding. During 2012 prior to the Share Exchange, SPI issued 2,500,000 shares in connection with the Subscription Agreement and 7,378,416 shares in connection with the conversion of SPI stockholder loans to common shares, resulting in 36,700,631 common shares outstanding immediately prior to the Share Exchange.

On June 14, 2011, a majority of the Company’s shareholders and the directors approved a special resolution to undertake a forward split of the the Company’s common stock resulting in an increase in the number of outstanding shares on that date from 2,135,000 to 32,452,000. Of these shares, 23,180,000 shares that were held by the former directors and officers were redeemed and cancelled as a connection to the Share Exchange, leaving 9,272,000 shares of SurePure US outstanding immediately prior to the Share Exchange. No preferred shares were issued prior to the date of the Share Exchange.

In determining the annual number of outstanding common shares on a weighted-average basis, the 9,272,000 common shares held by former SurePure US stockholders are considered to be outstanding from July 25, 2011, the date that the Company and SPI entered into an Agreement and Plan of Merger.

On December 12, 2012, the Company designated 31,155,282 of the authorized shares of preferred stock as Nonvoting Convertible Preferred Stock. Under the terms of the Certificate of Designation (the “Certificate”), each share of Nonvoting Convertible Preferred Stock is convertible into one share of Common Stock, subject to certain limitations and restrictions as defined in the Certificate.

The issued shares of Nonvoting Convertible Preferred Stock automatically convert, at the applicable conversion ratio as defined in the Certificate, into shares of the Company’s Common Stock upon the assignment, sale or other transfer of shares to any person other than an affiliate of the holder of the seller. Any assignee, purchaser or other transferee may surrender certificates representing the assigned shares to us and will receive shares of our Common Stock in return.

At December 31, 2012 and 2011, 23,542,184 and 26,822,215, respectively, common shares were issued and outstanding. There were 22,665,447 issued and outstanding preferred shares at December 31, 2012 and no issued preferred shares at December 31, 2011.

All references in these consolidated financial statements to the number of common shares, price per share and weighted average number of common shares outstanding prior to the June 2011 forward split have been adjusted to reflect the stock split on a retroactive basis unless otherwise noted. As of December 31, 2012, the Company has not granted any stock options and has not recorded any stock-based compensation.